Statutory Financial Data and Restrictions - Schedule of Statutory Financial Data and Restrictions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	$ 3,095	$ 2,584	$ 488
Statutory capital and surplus	12,705	13,083
Aggregate minimum required statutory capital and surplus	4,246	4,111
Domestic
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	3,091	2,588	482
Statutory capital and surplus	12,229	12,471
Aggregate minimum required statutory capital and surplus	4,057	3,903
Foreign
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	4	(4)	$ 6
Statutory capital and surplus	476	612
Aggregate minimum required statutory capital and surplus	$ 189	$ 208